Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Financing Receivables
Schedule of financing receivables, net of allowances for credit losses, including residual values
($ in millions)

At December 31:	2015	2014
Current
Net investment in sales-type and direct financing leases	$3,057	$3,781
Commercial financing receivables	8,948	8,423
Client loan and installment payment receivables (loans)	7,015	7,631
Total	$19,020	$19,835
Noncurrent
Net investment in sales-type and direct financing leases	$4,501	$4,449
Client loan and installment payment receivables (loans)	5,512	6,660
Total	$10,013	$11,109

Schedule of financing receivables and allowance for credit losses by portfolio segment

($ in millions)

	Major	Growth
At December 31, 2015:	Markets	Markets	Total
Financing receivables
Lease receivables	$5,517	$1,524	$7,041
Loan receivables	9,739	3,165	12,904
Ending balance	$15,256	$4,689	$19,945
Collectively evaluated for impairment	$15,180	$4,227	$19,406
Individually evaluated for impairment	$76	$462	$539
Allowance for credit losses
Beginning balance at January 1, 2015
Lease receivables	$32	$133	$165
Loan receivables	79	317	396
Total	$111	$450	$561
Write-offs	(14)	(48)	(62)
Provision	20	122	141
Other	(8)	(43)	(51)
Ending balance at December 31, 2015	$109	$481	$590
Lease receivables	$25	$188	$213
Loan receivables	$83	$293	$377
Collectively evaluated for impairment	$43	$36	$79
Individually evaluated for impairment	$65	$445	$511

($ in millions)

	Major	Growth
At December 31, 2014:	Markets	Markets	Total
Financing receivables
Lease receivables	$5,702	$1,943	$7,645
Loan receivables	10,049	4,639	14,687
Ending balance	$15,751	$6,581	$22,332
Collectively evaluated for impairment	$15,665	$6,156	$21,821
Individually evaluated for impairment	$86	$425	$511
Allowance for credit losses
Beginning balance at January 1, 2014
Lease receivables	$42	$80	$123
Loan receivables	95	147	242
Total	$137	$228	$365
Write-offs	(18)	(6)	(24)
Provision	3	240	243
Other	(12)	(11)	(23)
Ending balance at December 31, 2014	$111	$450	$561
Lease receivables	$32	$133	$165
Loan receivables	$79	$317	$396
Collectively evaluated for impairment	$42	$39	$81
Individually evaluated for impairment	$69	$411	$480

Schedule of recorded investment in financing receivables which are on Non-Accrual Status

($ in millions)

At December 31:	2015	2014
Major markets	$2	$13
Growth markets	63	40
Total lease receivables	$65	$53
Major markets	$13	$27
Growth markets	91	151
Total loan receivables	$104	$178
Total receivables	$168	$231

Schedule of impaired client loan receivables
($ in millions)

	Recorded	Related
At December 31, 2015:	Investment	Allowance
Major markets	$50	$47
Growth markets	297	284
Total	$347	$331

($ in millions)

	Recorded	Related
At December 31, 2014:	Investment	Allowance
Major markets	$54	$47
Growth markets	299	293
Total	$353	$340

($ in millions)

			Interest
	Average	Interest	Income
	Recorded	Income	Recognized on
For the year ended December 31, 2015:	Investment	Recognized	Cash Basis
Major markets	$51	$0	$—
Growth markets	315	0	—
Total	$367	$0	$—

($ in millions)

			Interest
	Average	Interest	Income
	Recorded	Income	Recognized on
For the year ended December 31, 2014:	Investment	Recognized	Cash Basis
Major markets	$68	$0	$—
Growth markets	208	0	—
Total	$276	$0	$—

Schedule of gross recorded investment by credit quality indicator
Lease Receivables

($ in millions)
	Major	Growth
At December 31, 2015:	Markets	Markets
Credit Rating
Aaa – Aa3	$538	$39
A1 – A3	1,324	162
Baa1 – Baa3	1,493	392
Ba1 – Ba2	1,214	352
Ba3 – B1	513	277
B2 – B3	403	215
Caa – D	33	87
Total	$5,517	$1,524

Loan Receivables

($ in millions)
	Major	Growth
At December 31, 2015:	Markets	Markets
Credit Rating
Aaa – Aa3	$949	$80
A1 – A3	2,338	336
Baa1 – Baa3	2,635	813
Ba1 – Ba2	2,143	732
Ba3 – B1	905	576
B2 – B3	711	447
Caa – D	59	181
Total	$9,739	$3,165

Lease Receivables

($ in millions)
	Major	Growth
At December 31, 2014:	Markets	Markets
Credit Rating
Aaa – Aa3	$563	$46
A1 – A3	1,384	178
Baa1 – Baa3	1,704	900
Ba1 – Ba2	1,154	272
Ba3 – B1	470	286
B2 – B3	372	176
Caa – D	55	85
Total	$5,702	$1,943

Loan Receivables

($ in millions)
	Major	Growth
At December 31, 2014:	Markets	Markets
Credit Rating
Aaa – Aa3	$993	$110
A1 – A3	2,438	425
Baa1 – Baa3	3,003	2,148
Ba1 – Ba2	2,034	649
Ba3 – B1	827	683
B2 – B3	655	420
Caa – D	98	203
Total	$10,049	$4,639

Schedule of past due financing receivables

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2015:	> 90 days*	Current	Receivables	and Accruing
Major markets	$5	$5,512	$5,517	$5
Growth markets	30	1,494	1,524	13
Total lease receivables	$35	$7,006	$7,041	$19
Major markets	$7	$9,732	$9,739	$7
Growth markets	31	3,134	3,165	14
Total loan receivables	$38	$12,866	$12,904	$22
Total	$73	$19,872	$19,945	$40

* Does not include accounts that are fully reserved.

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2014:	> 90 days*	Current	Receivables	and Accruing
Major markets	$6	$5,696	$5,702	$6
Growth markets	32	1,911	1,943	14
Total lease receivables	$38	$7,607	$7,645	$20
Major markets	$9	$10,040	$10,049	$9
Growth markets	35	4,603	4,639	18
Total loan receivables	$44	$14,643	$14,687	$27
Total	$82	$22,250	$22,332	$47

* Does not include accounts that are fully reserved.